Fair Value Measurements and Disclosures (Details) (Level 3, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Level 3
Marketable Securities and Warrant derivative liability at beginning of year	$ 92,606
Marketable Securities and Warrant derivative liability - Additions		59,239
Marketable Securities and Warrant derivative liability - Revisions	609,246	33,367
Marketable Securities and Warrant derivative liability at end of year	$ 701,852	$ 92,606